CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 58,139	$ 8,189	¥ 158,283
Restricted cash	32,280	4,547	1,060
Accounts receivable (net of allowance of RMB7,764 and RMB30,486 (US$4,294) as of December 31, 2022 and 2023, respectively)	73,496	10,352	130,271
Prepayments and other current assets (net of reserve of RMB17,290 and RMB59,603 (US$8,395) and including amounts due from related parties amounting to RMB169,436 and RMB151,481 (US$21,335) as of December 31, 2022 and 2023, respectively)	412,946	58,162	385,351
Inventories	40,347	5,683	84,835
Total current assets	617,208	86,933	759,800
Non-current assets:
Property, plant and equipment, net	3,546,873	499,567	3,259,145
Right-of-use assets, net	580,365	81,743	594,897
Goodwill	575,427	81,047	575,427
Intangible assets, net	323,287	45,534	353,766
Deposits for non-current assets	4,646	654	8,932
Long-term investments	394,711	55,593	437,874
Other non-current assets	11,426	1,609	15,093
Total non-current assets	5,436,735	765,747	5,245,134
Total assets	6,053,943	852,680	6,004,934
Current liabilities:
Accounts payable	129,236	18,203	146,748
Accrued expenses and other liabilities	731,793	103,070	419,881
Income tax payable	1,522	214	818
Operating lease liabilities, current	46,492	6,548	35,916
Short-term bank and other borrowings (including loan from related party of RMB13,105 and RMB7,810 (US$1,100) as of December 31, 2022 and 2023, respectively)	319,625	45,018	168,601
Long-term bank and other borrowings, current portion (including loan from related party of RMB133,856 and RMB167,283 (US$23,561) as of December 31, 2022 and 2023, respectively)	722,563	101,771	343,982
Derivative liability	163	23	5,290
Total current liabilities	1,951,394	274,847	1,121,236
Non-current liabilities:
Long-term bank and other borrowings, non-current portion (including loan from related party of RMB122,579 and RMB69,182 (US$9,744) as of December 31, 2022 and 2023, respectively)	1,994,014	280,851	2,471,427
Deferred tax liabilities	99,538	14,020	112,577
Operating lease liabilities, non-current	193,007	27,184	199,953
Other long-term liabilities	69,003	9,719	84,084
Total non-current liabilities	2,355,562	331,774	2,868,041
Total liabilities	4,306,956	606,621	3,989,277
Commitments and contingencies
Equity:
Treasury stock (12,101,847 and 12,101,847 shares as of December 31, 2022 and 2023, respectively)	(7)	(1)	(7)
Additional paid-in capital	2,007,965	282,816	1,930,633
Accumulated other comprehensive loss	(65,419)	(9,214)	(27,766)
Accumulated deficit	(4,064,589)	(572,485)	(3,766,931)
Total Concord Medical Services Holdings Limited shareholders' deficit	(2,121,945)	(298,869)	(1,863,966)
Noncontrolling interests	3,868,932	544,928	3,879,623
Total equity	1,746,987	246,059	2,015,657
Total liabilities and equity	6,053,943	852,680	6,004,934
Class A ordinary shares
Equity:
Ordinary shares	68	10	68
Class B ordinary shares
Equity:
Ordinary shares	¥ 37	$ 5	¥ 37